INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

NOTE 7:-  INVENTORIES

	December 31,
	2014	2013

Raw materials	$1,796	$3,693
Finished goods	8,313	10,105

	$10,109	$13,798

As of December 31, 2014 and 2013, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately

$ 1,336 and $ 3,436, respectively.